Debentures (Tables)	12 Months Ended
Dec. 31, 2022
Debentures [Abstract]
Schedule Of Debentures [Table Text Block]
	Current liabilities		Non-current liabilities		Total
	As of December 31		As of December 31		As of December 31
	2022	2021	2022	2021	2022	2021
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Debentures (Series E) (1.)	2,685	3,039	24,854	31,116	27,539	34,155
Debentures (Series F) (2.)	13,147	14,875	113,187	143,503	126,334	158,378
Debentures (Series C) (3.)	-	-	131,385	100,995	131,385	100,995
Debentures (Series D) (4.)	-	-	100,479	112,037	100,479	112,037

Total Debentures	15,832	17,914	369,905	387,651	385,737	405,565